FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 1999

        Check here if Amendment |_|: Amendment Number: __________________

        This Amendment (Check only one.):

                              |_| is a restatement

                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey S. Halis
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Address:   10 East 50th Street, 21st Floor
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           New York, New York 10022
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Form 13F File Number: 28-7420
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                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:          Jeffrey S. Halis
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Title:
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Phone:         212-588-9697
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Signature, Place, and Date of Signing:

/s/Jeffrey S. Halis
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[Signature]

New York, New York 10022
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[City, State]

3/7/00
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[Date}

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               Form 13F Summary Page

                                                  Report Summary



Number of Other Included Managers:
                                               0
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Form 13F Information Table Entry Total:        39

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Form 13F Information Table Value Total:
                                          $59,032 (thousands)
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List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.       NONE
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
                                                                  JEFFREY S. HALIS
                                                             FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Empire Federal Bancorp         COM           291657104    609    52416    SH              Sole               52416
Evertrust Financial Group Inc. COM           300412103    267    28600    SH              Sole               28600
Fidelity Financial of Ohio     COM           31614P107    266    14865    SH              Sole               14865
First Citizens Bancshares      COM           31946M103    447     6409    SH              Sole                6409
First Federal Bankshares-IA    COM           319967105    540    62596    SH              Sole               62596
Harris Financial Inc.          COM           414570101    253    33757    SH              Sole               33757
Homestead Bancorp              COM           437698103    143    20391    SH              Sole               20391
Hudson City Bancorp            COM           443683107   5677   422500    SH              Sole              422500
Leeds Federal Bankshares Inc.  COM           52422P105   1214   120645    SH              Sole              120645
Liberty - MO                   COM           531204105   1035    86243    SH              Sole               86243
Liberty Bancorp                COM           529905101   1228   204596    SH              Sole              204596
Redwood Trust Inc.             COM           758075402    177    14200    SH              Sole               14200
Rome Bancorp Inc.              COM           775877103    143    22000    SH              Sole               22000
Sound Federal Bancorp          COM           83607T109    306    33488    SH              Sole               33488
Three Rivers Financial Corp.   COM           88562H107    724    46526    SH              Sole               46526
Willow Grove Bancorp           COM           97111E101    960   107361    SH              Sole              107361
Alleghany Corp                 COM           017175100   1233     6646    SH              Sole                6646
Associated Group Cl B          COM           045651205   1925    20923    SH              Sole               20923
Cardinal Health                COM           14149Y108    479    10000    SH              Sole               10000
Chicago Title Corp             COM           168228104   3646    78839    SH              Sole               78839
Echelon Int'l                  COM           278747100  11873   516232    SH              Sole              516232
Harris Corp.                   COM           413875105    894    33500    SH              Sole               33500
Huttig Building Products       COM           448451104    608   123100    SH              Sole              123100
Labone Inc.                    COM           505353102    278    40419    SH              Sole               40419
Lanier Worldwide               COM           51589L105     91    23500    SH              Sole               23500
Liberte Investors              COM           530152107    105    30428    SH              Sole               30428
Magellan Health Services       COM           161241708    506    80100    SH              Sole               80100
Octel Corp                     COM           675727101   8343   804100    SH              Sole              804100
Pactiv                         COM           695257105    531    50000    SH              Sole               50000
Petrie Stores                  COM           716434105    730   299545    SH              Sole              299545
Primex Technologies            COM           741597108   2970   143137    SH              Sole              143137
Quest Diagnostics              COM           74834L100   1376    45020    SH              Sole               45020
Richmond County Financial      COM           764556106    471    26080    SH              Sole               26080
Teledyne Technologies Inc.     COM           879360105   1493   158200    SH              Sole              158200
Telephone & Data               COM           879433100   3322    26365    SH              Sole               26365
Tenneco Automotive             COM           880349105    279    30000    SH              Sole               30000
United Bankshares Inc.         COM           909907107   1318    55200    SH              Sole               55200
Walter Industries              COM           93317Q105   2199   203352    SH              Sole              203352
Water Pik Technologies         COM           94113U100    373    39000    SH              Sole               39000


